UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22431

                             RIVERPARK FUNDS TRUST
               (Exact name of registrant as specified in charter)
                                    ________

                       156 West 56th Street, 17th Floor
                               New York, NY 10019
               (Address of Principal Executive Office) (Zip Code)

                                  Morty Schaja
                       156 West 56th Street, 17th Floor
                               New York, NY 10019
                    (Name and Address of Agent for Service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                            New York, New York 10174

                                 (212) 484-2100
              (Registrant's Telephone Number, including Area Code)

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2015

                  DATE OF REPORTING PERIOD: DECEMBER 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS



[LOGO] RIVERPARK                                   RIVERPARK LARGE GROWTH FUND
       FUNDS                                       DECEMBER 31, 2014 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                        SHARES         VALUE (000)
--------------------------------------------------------------------------------
Schedule of Investments

Common Stock -- 98.7%**

  Consumer Discretionary -- 21.7%
    Discovery Communications, Cl C*                38,390         $    1,295
    Dollar Tree*                                   25,257              1,778
    Dollarama ^                                    23,822              1,218
    Las Vegas Sands                                31,902              1,855
    Melco Crown Entertainment ADR                  40,007              1,016
    Priceline Group*                                2,414              2,752
    Starbucks                                      20,093              1,649
    Walt Disney                                    17,555              1,653
    Wynn Resorts                                    9,274              1,380
                                                                  ----------
                                                                      14,596
                                                                  ----------
  Energy -- 10.5%
    Cabot Oil & Gas, Cl A                          53,900              1,596
    EOG Resources                                  15,056              1,386
    Schlumberger                                   21,916              1,872
    Southwestern Energy*                           80,983              2,210
                                                                  ----------
                                                                       7,064
                                                                  ----------
  Financials -- 25.4%
    American Express                               18,389              1,711
    American Tower REIT, Cl A                      10,421              1,030
    Charles Schwab                                 66,037              1,994
    CME Group, Cl A                                20,162              1,787
    Intercontinental Exchange                       3,132                687
    KKR & Co., LP (a)                              54,934              1,275
    Realogy Holdings*                              76,491              3,403
    TD Ameritrade Holding                          48,714              1,743
    The Blackstone Group LP (a)                   100,792              3,410
                                                                  ----------
                                                                      17,040
                                                                  ----------
  Health Care -- 4.8%
    Intuitive Surgical*                             2,034              1,076
    Perrigo                                        13,017              2,176
                                                                  ----------
                                                                       3,252
                                                                  ----------
  Industrials -- 1.0%
    Precision Castparts                             2,816                678
                                                                  ----------
  Information Technology -- 29.0%
    Alliance Data Systems*                          5,799              1,659
    Apple                                          20,288              2,239
    eBay*                                          32,670              1,833
    Equinix*                                       10,369              2,351
    Facebook, Cl A*                                10,668                832
    Google, Cl A*                                   3,269              1,735
    Google, Cl C*                                   3,318              1,747
    Mastercard, Cl A                               24,900              2,145
    QUALCOMM                                       17,965              1,335
    Trimble Navigation*                            49,492              1,314
    Visa, Cl A                                      8,810              2,310
                                                                  ----------
                                                                      19,500
                                                                  ----------
  Materials -- 4.8%
    Ecolab                                          5,560                581
    Monsanto                                       17,096              2,042



--------------------------------------------------------------------------------
                                                 SHARES/FACE
DESCRIPTION                                      AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
    Praxair                                         4,388         $      569
                                                                  ----------
                                                                       3,192
                                                                  ----------
  Telecommunication Services -- 1.5%
    SBA Communications, Cl A*                       8,974                994
                                                                  ----------
Total Common Stock
  (Cost $56,162) (000)                                                66,316
                                                                  ----------
Time Deposit -- 0.5%
    Brown Brothers Harriman, 0.030%,
      01/02/15
       (Cost $352) (000)                            $ 352                352
                                                                  ----------
Total Investments -- 99.2%
  (Cost $56,514) (000)+                                           $   66,668
                                                                  ==========

As of December 31, 2014, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $67,238 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^    Traded in Canadian Dollar.
(a) Security considered Master Limited Partnership. At December 31, 2014, these securities amounted to $4,685 (000) or 7.0% of Net Assets.

ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

+ At December 31, 2014, the tax basis cost of the Fund's investments was $56,514 (000) and the unrealized appreciation and depreciation were $12,034
     (000) and ($1,880) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



RPF-QH-001-0900

[LOGO] RIVERPARK                                   RIVERPARK/WEDGEWOOD FUND
       FUNDS                                       DECEMBER 31, 2014 (UNAUDITED)
--------------------------------------------------------------------------------
                                                 SHARES/FACE
DESCRIPTION                                      AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
Schedule of Investments

Common Stock -- 94.6%**
  Consumer Discretionary -- 11.8%
    Coach                                       2,828,000         $  106,220
    LKQ*                                        2,283,000             64,198
    Priceline Group*                               61,000             69,553
                                                                  ----------
                                                                     239,971
                                                                  ----------
  Consumer Staples -- 3.0%
    Mead Johnson Nutrition, Cl A                  615,000             61,832
                                                                  ----------
  Energy -- 12.1%
    Core Laboratories                             586,000             70,519
    National Oilwell Varco                      1,241,000             81,323
    Schlumberger                                1,098,000             93,780
                                                                  ----------
                                                                     245,622
                                                                  ----------
  Financials -- 12.5%
    Berkshire Hathaway, Cl B*                   1,036,000            155,556
    M&T Bank                                      778,000             97,732
                                                                  ----------
                                                                     253,288
                                                                  ----------
  Health Care -- 13.8%
    Express Scripts Holding*                    1,747,000            147,918
    Perrigo                                       372,000             62,184
    Varian Medical Systems*                       810,000             70,073
                                                                  ----------
                                                                     280,175
                                                                  ----------
  Industrials -- 11.5%
    Cummins                                       433,000             62,426
    NOW*                                          135,750              3,493
    Stericycle*                                   722,000             94,640
    Verisk Analytics, Cl A*                     1,125,000             72,056
                                                                  ----------
                                                                     232,615
                                                                  ----------
  Information Technology -- 29.9%
    Apple                                       1,079,000            119,100
    Cognizant Technology Solutions,
      Cl A*                                     2,627,000            138,338
    EMC                                         1,983,000             58,974
    Google, Cl A*                                  54,000             28,656
    Google, Cl C*                                  54,000             28,425
    QUALCOMM                                    2,141,000            159,141
    Visa, Cl A                                    287,000             75,251
                                                                  ----------
                                                                     607,885
                                                                  ----------
Total Common Stock
  (Cost $1,577,201) (000)                                          1,921,388
                                                                  ----------
Time Deposit -- 5.4%
    Brown Brothers Harriman, 0.030%,
      01/02/15
       (Cost $109,117) (000)                    $ 109,117            109,117
                                                                  ----------
Total Investments -- 100.0%
  (Cost $1,686,318) (000) +                                       $2,030,505
                                                                  ==========

As of December 31, 2014, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $2,031,469 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl -- Class

+ At December 31, 2014, the tax basis cost of the Fund's investments was $1,686,318 (000) and the unrealized appreciation and depreciation were $383,658 (000) and ($39,471) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


RPF-QH-001-0900

[LOGO] RIVERPARK                            RIVERPARK SHORT TERM HIGH YIELD FUND
       FUNDS                                DECEMBER 31, 2014 (UNAUDITED)
--------------------------------------------------------------------------------
                                                 FACE AMOUNT
DESCRIPTION                                         (000)           VALUE (000)
--------------------------------------------------------------------------------
Schedule of Investments

Corporate Obligations -- 81.9%

  Consumer Discretionary -- 23.5%
    American Achievement
       10.875%, 04/15/16 (a)                    $  14,365         $   13,790
    Brightstar
       9.500%, 12/01/16 (a)                        32,961             34,650
    CCO Holdings
       7.250%, 10/30/17                            15,003             15,630
    Cox Communications
       7.250%, 11/15/15                             4,500              4,738
       5.500%, 10/01/15                            27,925             28,876
    Express
       8.750%, 03/01/18                            41,695             43,050
    Lear
       8.125%, 03/15/20                            20,745             21,886
    Lin Television
       8.375%, 04/15/18                            28,486             29,750
    M/I Homes
       8.625%, 11/15/18                             9,435              9,836
    Unitymedia Hessen
       7.500%, 03/15/19 (a)                         8,425              8,867
                                                                  ----------
                                                                     211,073
                                                                  ----------
  Consumer Staples -- 6.9%
    Pesquera Inca SAC
       9.000%, 02/10/17 (a)                         3,750              3,750
    Safeway
       3.950%, 08/15/20                            23,528             23,815
    US Foods
       8.500%, 06/30/19                            32,554             34,540
                                                                  ----------
                                                                      62,105
                                                                  ----------
  Energy -- 3.6%
    Drill Rigs Holdings
       6.500%, 10/01/17 (a)                         1,205              1,006
    Kodiak Oil & Gas
       5.500%, 01/15/21                            19,137             19,281
    Sabine Pass LNG
       7.500%, 11/30/16                            11,355             11,866
                                                                  ----------
                                                                      32,153
                                                                  ----------
  Health Care -- 5.5%
    Gentiva Health Services
       11.500%, 09/01/18                            6,924              7,376
    HCA
       6.375%, 01/15/15                            42,217             42,322
                                                                  ----------
                                                                      49,698
                                                                  ----------
  Industrials -- 11.2%
    Alliant Techsystems
       6.875%, 09/15/20                            11,483             12,287
    Dispensing Dynamics International
       12.500%, 01/01/18 (a)                        2,755              2,879
    Huntington Ingalls Industries
       6.875%, 03/15/18                            34,655             36,388
    Hyva Global
       8.625%, 03/24/16 (a)                        11,884             11,765


--------------------------------------------------------------------------------
                                                FACE AMOUNT
DESCRIPTION                                    (000)/SHARES       VALUE (000)
--------------------------------------------------------------------------------
    SITEL
       11.000%, 08/01/17 (a)                      $ 2,385         $    2,385
    VWR Funding
       7.250%, 09/15/17                            33,329             34,954
                                                                  ----------
                                                                     100,658
                                                                  ----------
  Information Technology -- 2.1%
    Amkor Technology
       7.375%, 05/01/18                            10,000             10,350
    Jazz Technologies
       8.000%, 06/30/15                             8,142              8,366
                                                                  ----------
                                                                      18,716
                                                                  ----------
  Materials -- 19.4%
    American Piping Products
       12.875%, 11/15/17 (a)                       13,395             14,266
    Beverage Packaging Holdings
      Luxembourg II
       5.625%, 12/15/16 (a)                        21,725             21,345
    Hexion US Finance
       8.875%, 02/01/18                               947                845
    Optima Specialty Steel
       12.500%, 12/15/16 (a)                       25,315             26,422
    Packaging Dynamics
       8.750%, 02/01/16 (a)                        52,204             52,465
    Taminco Global Chemical
       9.750%, 03/31/20 (a)                        54,214             59,432
                                                                  ----------
                                                                     174,775
                                                                  ----------
  Telecommunication Services -- 9.7%
    Cogent Communications Holdings
       8.375%, 02/15/18 (a)                        18,871             19,815
    Goodman Networks
       12.125%, 07/01/18                           13,500             14,175
    Level 3 Communications
       11.875%, 02/01/19                           15,793             16,977
    Telesat Canada
       6.000%, 05/15/17 (a)                        36,143             36,884
                                                                  ----------
                                                                      87,851
                                                                  ----------
Total Corporate Obligations
  (Cost $741,921) (000)                                              737,029
                                                                  ----------
Commercial Paper -- 2.8%
    Ford Motor Credit
       0.480%, 01/12/15 (c)
       (Cost $24,996) (000)                        25,000             24,996
                                                                  ----------
Preferred Stock -- 0.1%
    Strategic Hotels & Resorts
       8.250%, 12/31/49
       (Cost $799) (000)                               32                800
                                                                  ----------
Bank Loan Obligations -- 12.6%
    Alvogen Lux Holdings
       12.500%, 06/13/15                           14,100             14,100
    Armored Autogroup
       6.000%, 11/05/16                            10,194             10,143

[LOGO] RIVERPARK                            RIVERPARK SHORT TERM HIGH YIELD FUND
       FUNDS                                DECEMBER 31, 2014 (UNAUDITED)
--------------------------------------------------------------------------------
                                                 FACE AMOUNT
DESCRIPTION                                         (000)           VALUE (000)
--------------------------------------------------------------------------------
    Energy Future Holdings
       4.250%, 06/19/16                          $ 39,300         $   39,276
       0.000%, 06/19/16 (b)                         3,800              3,798
    Lee Enterprises
       7.250%, 03/31/19                            16,466             16,302
    Radio One
       7.500%, 03/31/16                            30,104             29,803
                                                                  ----------
Total Bank Loan Obligations
  (Cost $114,614) (000)                                              113,422
                                                                  ----------
Time Deposit -- 3.9%
    Brown Brothers Harriman,
      0.030%, 01/02/15
       (Cost $34,877) (000)                        34,877             34,877
                                                                  ----------
Total Investments -- 101.3%
  (Cost $917,207) (000) +                                         $  911,124
                                                                  ==========

The following is a list of the inputs used as of December 31, 2014 in valuing the Fund's investments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

INVESTMENTS IN SECURITIES         LEVEL 1     LEVEL 2      LEVEL 3      TOTAL
--------------------------------------------------------------------------------
 Corporate Obligations           $    --    $ 737,029      $    --    $ 737,029
 Commercial Paper                     --       24,996           --       24,996
 Preferred Stock                     800           --           --          800
 Bank Loan Obligations                --      113,422           --      113,422
 Time Deposit                     34,877           --           --       34,877
Total Investments in            --------    ---------      -------    ---------
 Securities                     $ 35,677    $ 875,447      $    --    $ 911,124
                                ========    =========      =======    =========

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

    Percentages are based on Net Assets of $899,317 (000).

(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors. " These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b)  Unsettled bank loan. Interest rate not available as of December 31, 2014.
(c) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

+ At December 31, 2014, the tax basis cost of the Fund's investments was $917,207 (000) and the unrealized appreciation and depreciation were $837
     (000) and ($6,920) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "--" have been rounded to $0.

RPF-QH-001-0900

[LOGO] RIVERPARK                           RIVERPARK LONG/SHORT OPPORTUNITY FUND
       FUNDS                               DECEMBER 31, 2014 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                        SHARES         VALUE (000)
--------------------------------------------------------------------------------
Schedule of Investments

Common Stock -- 98.6%**
  Consumer Discretionary -- 22.3%
    Discovery Communications,
      Cl C* (c)                                    56,130         $    1,893
    Dollar Tree*(b) (c)                            17,641              1,241
    Dollarama^                                     63,540              3,249
    Imax*(c)                                       70,262              2,171
    Las Vegas Sands (b) (c)                        49,737              2,893
    Melco Crown Entertainment ADR                  69,144              1,756
    Priceline Group*(b) (c)                         3,842              4,381
    Rentrak*(c)                                    13,498                983
    Starbucks (c)                                  32,693              2,682
    Walt Disney (b) (c)                             4,672                440
    Wynn Resorts (b) (c)                           14,534              2,162
                                                                  ----------
                                                                      23,851
                                                                  ----------
  Energy -- 9.3%
    Cabot Oil & Gas (b) (c)                        91,492              2,709
    EOG Resources                                  25,973              2,391
    Schlumberger (b) (c)                           27,234              2,326
    Southwestern Energy*(b) (c)                    93,092              2,541
                                                                  ----------
                                                                       9,967
                                                                  ----------
  Financials -- 28.2%
    American Express (c)                           35,339              3,288
    American Tower REIT, Cl A (b) (c)              10,735              1,061
    Charles Schwab (c)                            120,633              3,642
    CME Group, Cl A (b) (c)                        25,718              2,280
    Intercontinental Exchange                       5,686              1,247
    KKR & Co., LP (a) (c)                         110,483              2,565
    Realogy Holdings*(c)                          130,284              5,796
    TD Ameritrade Holding (c)                      99,475              3,559
    The Blackstone Group LP (a) (c)               201,211              6,807
                                                                  ----------
                                                                      30,245
                                                                  ----------
  Health Care -- 5.3%
    Intuitive Surgical*(c)                          3,429              1,814
    Perrigo                                        23,314              3,897
                                                                  ----------
                                                                       5,711
                                                                  ----------
  Information Technology -- 28.6%
    Alliance Data Systems*(b) (c)                   7,475              2,138
    Apple (b) (c)                                  28,469              3,142
    eBay*(b) (c)                                   27,661              1,552
    Equinix (c)                                    16,459              3,732
    Facebook, Cl A*                                20,231              1,579
    Google, Cl A*(b) (c)                            5,089              2,701
    Google, Cl C*(b) (c)                            5,164              2,718
    Mastercard, Cl A (b) (c)                       29,973              2,582
    QUALCOMM (b) (c)                               26,633              1,980
    Trimble Navigation*(c)                         89,026              2,363
    Visa, Cl A (b) (c)                             12,791              3,354
    WebMD Health*                                  72,071              2,850
                                                                  ----------
                                                                      30,691
                                                                  ----------


--------------------------------------------------------------------------------
                                                 SHARES/FACE
DESCRIPTION                                      AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
  Materials -- 3.5%
    Monsanto (c)                                   30,921         $    3,694
                                                                  ----------
  Telecommunication Services -- 1.4%
    SBA Communications, Cl A*(b) (c)               13,584              1,504
                                                                  ----------
Total Common Stock
  (Cost $84,913) (000)                                               105,663
                                                                  ----------
Time Deposit -- 3.5%
    Brown Brothers Harriman,
      0.030%, 01/02/15
       (Cost $3,785) (000)                        $ 3,785              3,785
                                                                  ----------
Total Investments -- 102.1%
  (Cost $88,698) (000) +                                          $  109,448
                                                                  ==========
Schedule of Securities Sold Short
Common Stock -- (44.2)%
  Consumer Discretionary -- (18.5)%
    Abercrombie & Fitch, Cl A                     (28,076)        $     (804)
    Amazon.com*                                    (1,054)              (327)
    Apollo Education Group, Cl A*                 (22,316)              (761)
    Best Buy                                      (23,630)              (921)
    CBS, Cl B                                     (12,461)              (690)
    Crocs*                                        (53,705)              (671)
    DeVry Education Group                         (13,761)              (653)
    Dick's Sporting Goods                         (14,162)              (703)
    GameStop, Cl A                                (18,204)              (615)
    Gannett                                       (21,168)              (676)
    Gap                                           (16,951)              (714)
    Guess?                                        (30,443)              (642)
    Hibbett Sports*                               (15,177)              (735)
    Kohl's                                        (13,161)              (803)
    Live Nation Entertainment*                    (25,180)              (657)
    Netflix*                                       (1,651)              (564)
    Noodles, Cl A*                                (29,449)              (776)
    Omnicom Group                                  (8,661)              (671)
    Potbelly*                                     (45,365)              (584)
    Publicis Groupe                                (9,195)              (663)
    Scripps Networks Interactive, Cl A             (6,919)              (521)
    Six Flags Entertainment                       (16,348)              (705)
    Sony ADR                                      (31,374)              (642)
    Staples                                       (32,199)              (584)
    Starz - Liberty Capital*                      (18,010)              (535)
    Strayer Education*                             (8,676)              (645)
    Thomson Reuters                               (17,521)              (707)
    Viacom, Cl B                                   (9,044)              (680)
    WPP                                           (32,486)              (681)
    zulily, Cl A*                                 (19,517)              (457)
                                                                  ----------
                                                                     (19,787)

[LOGO] RIVERPARK                           RIVERPARK LONG/SHORT OPPORTUNITY FUND
       FUNDS                               DECEMBER 31, 2014 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                        SHARES         VALUE (000)
--------------------------------------------------------------------------------
  Consumer Staples -- (1.2)%
    Coca-Cola                                     (19,033)        $     (804)
    Kroger                                         (8,339)              (535)
                                                                  ----------
                                                                      (1,339)
                                                                  ----------
  Financials -- (1.0)%
    Green Dot, Cl A*                              (40,109)              (822)
    Iron Mountain REIT                             (7,289)              (282)
                                                                  ----------
                                                                      (1,104)
                                                                  ----------
  Health Care -- (0.6)%
    Cerner*                                       (10,373)              (671)
                                                                  ----------
  Industrials -- (2.6)%
    Generac Holdings*                             (13,108)              (613)
    Nielsen                                       (15,953)              (714)
    Pitney Bowes                                  (33,037)              (805)
    Tyco International                            (15,687)              (688)
                                                                  ----------
                                                                      (2,820)
                                                                  ----------
  Information Technology -- (16.3)%
    Activision Blizzard                           (33,334)              (672)
    Akamai Technologies*                          (10,333)              (651)
    Cimpress*                                      (9,951)              (745)
    Corning                                       (32,665)              (749)
    Criteo ADR*                                   (17,773)              (718)
    Electronic Arts*                              (15,559)              (732)
    Flextronics International*                    (60,200)              (673)
    Hewlett-Packard                               (17,787)              (714)
    Infosys ADR                                   (19,150)              (602)
    Intel                                         (19,217)              (697)
    International Business Machines                (4,120)              (661)
    j2 Global                                     (14,528)              (901)
    Lexmark International, Cl A                   (15,394)              (635)
    Linear Technology                             (15,236)              (695)
    NetSuite*                                      (3,064)              (335)
    NVIDIA                                        (33,070)              (663)
    Oracle                                        (16,166)              (727)
    Rackspace Hosting*                            (11,382)              (533)
    salesforce.com inc*                           (13,544)              (803)
    SAP ADR                                        (9,480)              (660)
    ServiceNow*                                    (5,132)              (348)
    Splunk*                                        (5,056)              (298)
    Tableau Software, Cl A*                        (4,062)              (344)
    Teradata*                                     (14,912)              (651)
    Trulia*                                       (13,240)              (609)
    VeriFone Systems*                             (18,032)              (671)
    Western Union                                 (36,791)              (659)
    Workday, Cl A*                                 (3,997)              (326)
                                                                  ----------
                                                                     (17,472)
                                                                  ----------
  Materials -- (0.6)%
    Glencore++++                                 (133,403)              (621)


--------------------------------------------------------------------------------
                                                  SHARES/
DESCRIPTION                                      CONTRACTS        VALUE (000)
--------------------------------------------------------------------------------
  Telecommunication Services -- (3.4)%
    AT&T                                          (34,246)        $   (1,150)
    CenturyLink                                   (15,916)              (630)
    Cogent Communications Holdings                (18,976)              (672)
    Verizon Communications                        (24,364)            (1,140)
                                                                  ----------
                                                                      (3,592)
                                                                  ----------
Total Common Stock
  (Proceeds $45,006) (000)                                           (47,406)
                                                                  ----------
Total Securities Sold Short
  (Proceeds $45,006) (000) ++                                     $  (47,406)
                                                                  ==========
Schedule of Open Options Purchased
Purchased Options -- 0.8%*#
   Akami Technologies, Put Option
      Expires 01/15/16, Strike Price $55               53         $       25
   Amazon.com, Put Option
      Expires 01/17/15, Strike Price $300              61                 20
   Apollo Group, Put Option
      Expires 01/15/16, Strike Price $27              104                 20
   Best Buy, Put Option
      Expires 03/20/15, Strike Price $32               77                  7
   Electronic Arts, Put Option
      Expires 01/15/16, Strike Price $40               85                 26
   Las Vegas Sands, Call Option
      Expires 01/15/16, Strike Price $77.50           406                 52
   Netflix.com, Put Option
      Expires 01/17/15, Strike Price $300              50                  3
   S&P 500 Index, Put Option
      Expires 06/19/15, Strike Price $1,925           123                696
   Wynn Resorts, Call Option
      Expires 01/15/16, Strike Price $219             138                 28
   Zillow, Put Option
      Expires 01/17/15, Strike Price $90               96                  4
                                                                  ----------
Total Purchased Options
  (Cost $1,798) (000) +++                                         $      881
                                                                  ----------
Schedule of Open Options Written
Written Options -- (1.2)%#
   Akami Technologies, Call Option
      Expires 01/15/16, Strike Price $75              (53)        $      (23)
   Amazon.com, Put Option
      Expires 01/17/15, Strike Price $225             (61)                --
   Apollo Group, Call Option
      Expires 01/15/16, Strike Price $40             (104)               (28)
   Best Buy, Call Option
      Expires 03/20/15, Strike Price $41              (77)               (18)
   Electronic Arts, Call Option
      Expires 01/15/16, Strike Price $55              (85)               (29)
   Las Vegas Sands, Put Option
      Expires 01/15/16, Strike Price $50             (203)               (89)

[LOGO] RIVERPARK                           RIVERPARK LONG/SHORT OPPORTUNITY FUND
       FUNDS                               DECEMBER 31, 2014 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                      CONTRACTS        VALUE (000)
--------------------------------------------------------------------------------
   Melco Crown Entertainment, Put Option
      Expires 01/15/16, Strike Price $22.66          (238)        $      (67)
   Netflix.com, Put Option
      Expires 01/17/15, Strike Price $225             (50)                --
   S&P 500 Index, Call Option
      Expires 06/19/15, Strike Price $2,000           (41)              (499)
   S&P 500 Index, Put Option
      Expires 06/19/15, Strike Price $1,825          (123)              (474)
   Wynn Resorts, Put Option
      Expires 01/15/16, Strike Price $149             (69)              (148)
   Zillow, Call Option
      Expires 01/17/15, Strike Price $150             (96)                --
                                                                  ----------
Total Written Options
  (Premiums Received $1,500) (000) +++                            $   (1,375)
                                                                  ==========

# For the period ended December 31, 2014, the total amount of all open purchased and written options are representative of the volume of activity for these types of derivatives during the period.

The following is a list of the inputs used as of December 31, 2014 in valuing the Fund's investments, securities sold short, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

INVESTMENTS IN SECURITIES        LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
--------------------------------------------------------------------------------
 Common Stock                   $105,663       $   --      $    --     $105,663
 Time Deposit                      3,785           --           --        3,785
                                --------       ------      -------     --------
Total Investments in
 Securities                     $109,448       $   --      $    --     $109,448
                                ========       ======      =======     ========

SECURITIES SOLD SHORT            LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
--------------------------------------------------------------------------------
 Common Stock                   $(47,406)      $   --      $    --     $(47,406)
                                --------       ------      -------     --------
Total Securities Sold Short     $(47,406)      $   --      $    --     $(47,406)
                                ========       ======      =======     ========

OTHER FINANCIAL INSTRUMENTS      LEVEL 1       LEVEL 2      LEVEL 3      TOTAL
--------------------------------------------------------------------------------
Purchased Options               $    881       $   --      $    --     $    881
Written Options                   (1,375)          --           --       (1,375)
Total Return Swaps^                   --           --           --           --
                                --------       ------      -------     --------
Total Other Financial
Instruments                     $   (494)      $   --      $    --     $   (494)
                                ========       ======      =======     ========

^ Total Return Swaps are valued at the unrealized appreciation
(depreciation) on the instrument. The Total Return Swaps reset monthly, as such there was $0 unrealized appreciation (depreciation) as of December 31, 2014. The swaps are considered Level 2.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

[LOGO] RIVERPARK                           RIVERPARK LONG/SHORT OPPORTUNITY FUND
       FUNDS                               DECEMBER 31, 2014 (UNAUDITED)
--------------------------------------------------------------------------------

A list of open swap agreements held by the Fund at December 31, 2014 was as follows:

------------------------------------------------------------------------------------------------------------------------------------
                               TOTAL RETURN SWAPS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      NET UNREALIZED
                                                                                                                        APPRECIATION
                REFERENCE                                                      TERMINATION              NOTIONAL      (DEPRECIATION)
COUNTERPARTY    ENTITY/OBLIGATION      FUND PAYS                FUND RECEIVES     DATE      CONTRACTS   AMOUNT(000)       (000)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
 International  Alliance Data Systems  Fed Funds 1-Day - 0.45%  Total Return     09/11/15      2,156        $ 617          $    -
Goldman Sachs
 International  American Tower REIT    Fed Funds 1-Day - 0.45%  Total Return     10/14/15      5,354          529               -
Goldman Sachs
 International  Apple                  Fed Funds 1-Day - 0.45%  Total Return     07/03/15      4,501          497               -
Goldman Sachs
 International  Cabot Oil & Gas        Fed Funds 1-Day - 0.45%  Total Return     10/14/15      8,601          255               -
Goldman Sachs
 International  CME Group              Fed Funds 1-Day - 0.45%  Total Return     10/14/15      7,191          637               -
Goldman Sachs
 International  Dollar Tree            Fed Funds 1-Day - 0.45%  Total Return     09/16/15     22,229        1,564               -
Goldman Sachs
 International  eBay                   Fed Funds 1-Day - 0.45%  Total Return     06/12/15     25,000        1,403               -
Goldman Sachs
 International  Google                 Fed Funds 1-Day - 0.45%  Total Return     09/04/15        809          428               -
Goldman Sachs
 International  Las Vegas Sands        Fed Funds 1-Day - 0.45%  Total Return     09/10/15      4,345          253               -
Goldman Sachs
 International  Mastercard             Fed Funds 1-Day - 0.45%  Total Return     09/03/15     19,358        1,668               -
Goldman Sachs
 International  Priceline Group        Fed Funds 1-Day - 0.45%  Total Return     06/04/15         66           75               -
Goldman Sachs
 International  QUALCOMM               Fed Funds 1-Day - 0.45%  Total Return     11/16/15      2,775          206               -
Goldman Sachs
 International  SBA Communications     Fed Funds 1-Day - 0.45%  Total Return     10/14/15        842           93               -
Goldman Sachs
 International  Schlumberger           Fed Funds 1-Day - 0.45%  Total Return     09/03/15     11,277          963               -
Goldman Sachs
 International  Southwestern Energy    Fed Funds 1-Day - 0.45%  Total Return     06/12/15     54,587        1,490               -
Goldman Sachs
 International  Visa                   Fed Funds 1-Day - 0.45%  Total Return     06/04/15      1,386          363               -
Goldman Sachs
 International  Walt Disney            Fed Funds 1-Day - 0.45%  Total Return     07/03/15     22,528        2,122               -
Goldman Sachs
 International  Wynn Resorts           Fed Funds 1-Day - 0.45%  Total Return     09/04/15      2,556          380               -
                                                                                                                           ------
                                                                                                                           $    -
                                                                                                                           ======

For the period ended December 31, 2014, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $107,224 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^    Traded in Canadian Dollar.
++++ Traded in British Pounds.
(a) Security considered Master Limited Partnership. At December 31, 2014, these securities amounted to $9,372 (000) or 8.7% of Net Assets.
(b)  Underlying security for a total return swap.
(c) Some or all is pledged as collateral for securities sold short and open options written in the total amount of $55,064 (000).

ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

+ At December 31, 2014, the tax basis proceeds of the Fund's investments was $88,698 (000) and the unrealized appreciation and depreciation were $22,990
     (000) and ($2,240) (000), respectively.

++ At December 31, 2014, the tax basis proceeds of the Fund's securities sold short was $45,006 (000) and the unrealized appreciation and depreciation were $2,044 (000) and ($4,444) (000), respectively.

+++ At December 31, 2014, the tax basis cost and premiums received of the Fund's options was $298 (000) and the unrealized appreciation and depreciation were $405 (000) and ($1,197) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "-- " are $0 or have been rounded to $0.


RPF-QH-001-0900

[LOGO] RIVERPARK                           RIVERPARK/GARGOYLE HEDGED VALUE FUND
       FUNDS                               DECEMBER 31, 2014 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                        SHARES         VALUE (000)
--------------------------------------------------------------------------------
Schedule of Investments

Common Stock -- 102.0%
  Consumer Discretionary -- 13.6%
    Best Buy (a)                                   21,948         $      855
    Cablevision Systems, Cl A (a)                  48,400                999
    Ford Motor (a)                                 57,380                889
    General Motors (a)                             20,100                702
    Harley-Davidson (a)                            14,000                923
    International Game Technology (a)              52,603                908
    Las Vegas Sands (a)                            12,470                725
    Lions Gate Entertainment (a)                   28,181                902
    Sears Holdings*(a)                             24,800                818
    Staples (a)                                    64,895              1,176
    Time Warner (a)                                11,230                959
    Viacom, Cl B                                    6,400                482
                                                                  ----------
                                                                      10,338
                                                                  ----------
  Consumer Staples -- 7.2%
    Avon Products (a)                              68,950                647
    Herbalife (a)                                  21,100                796
    Ingredion (a)                                  11,710                994
    Molson Coors Brewing, Cl B (a)                 12,315                917
    Pilgrim's Pride*(a)                            40,080              1,314
    Tyson Foods, Cl A (a)                          19,015                762
                                                                  ----------
                                                                       5,430
                                                                  ----------
  Energy -- 11.3%
    Apache (a)                                      5,970                374
    Chesapeake Energy (a)                          17,240                338
    ConocoPhillips (a)                             11,370                785
    Denbury Resources (a)                          40,013                325
    Devon Energy (a)                               17,400              1,065
    Hess (a)                                       12,800                945
    HollyFrontier (a)                               6,128                230
    Kosmos Energy*(a)                              19,200                161
    Marathon Oil (a)                                2,908                 82
    Newfield Exploration*(a)                       11,400                309
    Oasis Petroleum*(a)                            16,200                268
    Oil States International*(a)                   14,365                702
    Peabody Energy                                 27,600                214
    SandRidge Energy*(a)                           74,758                136
    Superior Energy Services (a)                    6,800                137
    Tesoro (a)                                      9,952                740
    Valero Energy (a)                              17,470                865
    Western Refining (a)                           23,530                889
                                                                  ----------
                                                                       8,565
                                                                  ----------
  Financials -- 14.9%
    American International Group (a)               17,310                970
    Bank of New York Mellon (a)                     9,318                378
    Erie Indemnity, Cl A (a)                       11,731              1,065
    FNF Group (a)                                  33,300              1,147
    Genworth Financial, Cl A*(a)                   36,050                306
    Intercontinental Exchange (a)                   4,490                985
    Jones Lang LaSalle (a)                          5,730                859


--------------------------------------------------------------------------------
DESCRIPTION                                        SHARES         VALUE (000)
--------------------------------------------------------------------------------
    Leucadia National (a)                          32,228         $      723
    Morgan Stanley (a)                             27,665              1,074
    NASDAQ OMX Group (a)                            6,704                321
    Navient (a)                                    50,200              1,085
    Ocwen Financial*(a)                            28,940                437
    PartnerRe (a)                                   8,310                948
    Radian Group (a)                               62,400              1,043
                                                                  ----------
                                                                      11,341
                                                                  ----------
  Health Care -- 9.9%
    Actavis*                                          500                129
    Alere*(a)                                      16,776                637
    Allscripts Healthcare Solutions*(a)            19,310                246
    Edwards Lifesciences*(a)                        8,800              1,121
    Express Scripts Holding*(a)                    13,155              1,114
    Gilead Sciences*                                9,500                896
    Mylan*(a)                                       5,000                282
    Myriad Genetics*(a)                            21,587                735
    Perrigo (a)                                     6,320              1,056
    United Therapeutics*(a)                         9,831              1,273
                                                                  ----------
                                                                       7,489
                                                                  ----------
  Industrials -- 9.8%
    Delta Air Lines (a)                            22,107              1,087
    Huntington Ingalls Industries                   9,900              1,113
    Joy Global (a)                                 13,850                644
    Manpowergroup (a)                              11,950                815
    Owens Corning (a)                              30,100              1,078
    Pentair (a)                                    13,270                882
    SPX (a)                                        10,130                870
    Terex (a)                                      34,200                954
                                                                  ----------
                                                                       7,443
                                                                  ----------
  Information Technology -- 22.2%
    AOL* (a)                                        9,696                448
    Apple (a)                                       5,530                610
    ARRIS Group*(a)                                33,800              1,020
    Brocade Communications
      Systems (a)                                  79,180                938
    Computer Sciences (a)                           8,071                509
    First Solar*(a)                                12,914                576
    Flextronics International*(a)                  94,031              1,051
    Harris (a)                                     14,300              1,027
    Hewlett-Packard (a)                            26,650              1,070
    IAC (a)                                        13,890                844
    Itron*(a)                                       4,918                208
    Juniper Networks (a)                           26,900                600
    Lam Research (a)                               12,680              1,006
    Lexmark International, Cl A (a)                 5,600                231
    Micron Technology*(a)                          27,200                952
    NCR*(a)                                        27,200                793
    NVIDIA (a)                                     37,300                748
    ON Semiconductor*(a)                           98,100                994
    Oracle (a)                                     12,200                549
    PTC*(a)                                        25,500                934
    Seagate Technology (a)                          4,600                306

[LOGO] RIVERPARK                           RIVERPARK/GARGOYLE HEDGED VALUE FUND
       FUNDS                               DECEMBER 31, 2014 (UNAUDITED)
--------------------------------------------------------------------------------
                                                SHARES/FACE
                                                AMOUNT (000)/
DESCRIPTION                                      CONTRACTS        VALUE (000)
--------------------------------------------------------------------------------
    Sohu.com*(a)                                    3,604         $      192
    VeriSign*(a)                                   16,730                953
    Vishay Intertechnology (a)                      4,633                 66
    Yahoo!*                                         3,800                192
                                                                  ----------
                                                                      16,817
                                                                  ----------
  Materials -- 6.0%
    Axiall (a)                                     20,820                884
    Cabot                                          13,000                570
    Celanese, Ser A (a)                            16,200                971
    Freeport-McMoRan, Cl B (a)                     11,500                269
    LyondellBasell Industries, Cl A                 4,000                318
    Newmont Mining (a)                             35,341                668
    Tronox, Cl A (a)                               37,560                897
                                                                  ----------
                                                                       4,577
                                                                  ----------
  Telecommunication Services -- 4.9%
    AT&T (a)                                       25,500                856
    CenturyLink (a)                                18,010                713
    Telephone & Data Systems (a)                   26,326                665
    United States Cellular*(a)                     15,502                617
    Verizon Communications (a)                     18,871                883
                                                                  ----------
                                                                       3,734
                                                                  ----------
  Utilities -- 2.2%
    Calpine*(a)                                    42,900                950
    Dynegy*                                        23,900                725
                                                                  ----------
                                                                       1,675
                                                                  ----------
Total Common Stock
  (Cost $70,205) (000)                                                77,409
                                                                  ----------
Time Deposit -- 2.0%
    Brown Brothers Harriman,
      0.030%, 01/02/15
       (Cost $1,536) (000)                      $   1,536              1,536
                                                                  ----------
Total Investments -- 104.0%
  (Cost $71,741) (000) +                                          $   78,945
                                                                  ==========
Schedule of Open Options Written
Written Options -- (2.3)%*++++
   CBOE Russell 2000 Index, Call Option
      Expires 01/17/15, Strike Price $1,180           (43)        $     (151)
      Expires 01/17/15, Strike Price $1,170           (47)              (203)
      Expires 01/17/15, Strike Price $1,160           (47)              (241)
   NASDAQ Euro Index, Call Option
      Expires 01/17/15, Strike Price $4,225            (2)               (14)
   S&P 500 Index, Call Option
      Expires 01/17/15, Strike Price $2,015           (95)              (540)
      Expires 01/17/15, Strike Price $2,020           (20)              (106)
      Expires 01/17/15, Strike Price $2,040           (25)               (94)
      Expires 01/17/15, Strike Price $2,050           (20)               (61)



--------------------------------------------------------------------------------
DESCRIPTION                                       CONTRACTS       VALUE (000)
--------------------------------------------------------------------------------
      Expires 01/17/15, Strike Price $2,010           (25)        $     (153)
      Expires 01/17/15, Strike Price $2,030           (43)              (193)
                                                                  ----------
Total Written Options
  (Premiums Received $942) (000) ++                               $   (1,756)
                                                                  ==========

++++ For the period ended December 31, 2014, the total amount of all open written options are representative of the volume of activity for these types of derivatives during the period.

The following is a list of the inputs used as of December 31, 2014 in valuing the Fund's investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

INVESTMENTS IN SECURITIES        LEVEL 1       LEVEL 2      LEVEL 3      TOTAL
--------------------------------------------------------------------------------
 Common Stock                   $ 77,409       $   --      $    --     $ 77,409
 Time Deposit                      1,536           --           --        1,536
                                --------       ------      -------     --------
Total Investments in Securities $ 78,945       $   --      $    --     $ 78,945
                                ========       ======      =======     ========

OTHER FINANCIAL INSTRUMENTS      LEVEL 1       LEVEL 2      LEVEL 3      TOTAL
--------------------------------------------------------------------------------
 Written Options                $ (1,756)      $   --      $    --     $ (1,756)
                                --------       ------      -------     --------
Total Other Financial
Instruments                     $ (1,756)      $   --      $    --     $ (1,756)
                                ========       ======      =======     ========

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $75,912 (000).
*    Non-income producing security.
(a) Some or all is pledged as collateral for open options written in the total amount of $67,906 (000).

CBOE -- Chicago Board Options Exchange
Cl -- Class
NASDAQ -- National Association of Securities Dealers Automated Quotations Ser -- Series
S&P -- Standard & Poor's

+ At December 31, 2014, the tax basis cost of the Fund's investments was $71,741 (000) and the unrealized appreciation and depreciation were $11,357
     (000) and ($4,153) (000), respectively.

++ At December 31, 2014, the tax basis premiums received of the Fund's options was $942 (000) and the unrealized appreciation and depreciation were $0 (000) and ($814) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


RPF-QH-001-0900

--------------------------------------------------------------------------------
[LOGO] RIVERPARK                                RIVERPARK STRUCTURAL ALPHA FUND
       FUNDS                                    DECEMBER 31, 2014 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   FACE
                                                  AMOUNT
                                                   (000)/
DESCRIPTION                                      CONTRACTS        VALUE (000)
--------------------------------------------------------------------------------
Schedule of Investments

U.S. Treasury Obligations -- 30.6%
    U.S. Treasury Bills (a) (b)
       0.020%, 01/15/15                         $   1,000         $    1,000
       0.005%, 02/12/15                             1,000              1,000
       0.005%, 03/05/15                             1,000              1,000
                                                                  ----------
Total U.S. Treasury Obligations
  (Cost $3,000) (000)                                                  3,000
                                                                  ----------
Time Deposit -- 41.8%
    Brown Brothers Harriman,
      0.030%, 01/02/15
       (Cost $4,087) (000)                          4,087              4,087
                                                                  ----------
Total Investments -- 72.4%
  (Cost $7,087) (000) +                                           $    7,087
                                                                  ==========
Schedule of Open Options Purchased
Purchased Options -- 9.7%* ++++
   CBOE S&P 500 Index, Call Option
      Expires 09/30/15, Strike Price $1,950            10         $      179
   S&P 500 Index, Call Option
      Expires 01/17/15, Strike Price $1,850            10                211
      Expires 06/30/15, Strike Price $1,975            10                142
      Expires 03/31/15, Strike Price $1,850            10                224
   SPDR S&P 500 Index, Call Option
      Expires 03/20/15, Strike Price $188             100                198
                                                                  ----------
Total Purchased Options
  (Cost $496) (000) ++                                            $      954
                                                                  ==========
Schedule of Open Options Written
Written Options -- (4.4)%* ++++
   CBOE S&P 500 Index, Call Option
      Expires 01/23/15, Strike Price $2,135            (3)        $       (1)
      Expires 01/09/15, Strike Price $2,110            (4)                --
      Expires 09/30/15, Strike Price $2,125           (10)               (74)
   CBOE S&P 500 Index, Put Option
      Expires 01/23/15, Strike Price $2,035            (3)                (7)
      Expires 09/30/15, Strike Price $1,825            (5)               (31)
      Expires 01/09/15, Strike Price $2,010            (4)                (3)
   S&P 500 Index, Call Option
      Expires 06/30/15, Strike Price $2,150           (10)               (41)
      Expires 01/17/15, Strike Price $2,000           (10)               (70)
      Expires 01/17/15, Strike Price $2,150            (3)                --
      Expires 03/31/15, Strike Price $2,000           (10)               (99)
   S&P 500 Index, Put Option
      Expires 01/17/15, Strike Price $1,725            (5)                --
      Expires 03/31/15, Strike Price $1,725            (5)                (6)
      Expires 01/17/15, Strike Price $1,950            (3)                (2)
      Expires 06/30/15, Strike Price $1,900            (5)               (27)
   SPDR S&P 500 Index, Call Option
      Expires 03/20/15, Strike Price $205            (100)               (63)


--------------------------------------------------------------------------------
DESCRIPTION                                       CONTRACTS       VALUE (000)
--------------------------------------------------------------------------------
   SPDR S&P 500 Index, Put Option
      Expires 03/20/15, Strike Price $175             (50)        $       (6)
                                                                  ----------
Total Written Options
  (Premiums Received $390) (000) ++                               $     (430)
                                                                  ==========

++++ For the period ended December 31, 2014, the total amount of all open purchased and written options are representative of the volume of activity for these types of derivatives during the period.

The following is a list of the inputs used as of December 31, 2014 in valuing the Fund's investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

INVESTMENTS IN SECURITIES        LEVEL 1       LEVEL 2      LEVEL 3      TOTAL
--------------------------------------------------------------------------------
  U.S. Treasury Obligations     $  3,000       $   --      $    --     $  3,000
  Time Deposit                     4,087           --           --        4,087
                                --------       ------      -------     --------
Total Investments in
 Securities                    $  7,087       $   --      $    --     $  7,087
                                ========       ======      =======     ========

OTHER FINANCIAL INSTRUMENTS      LEVEL 1       LEVEL 2      LEVEL 3      TOTAL
--------------------------------------------------------------------------------
Purchased Options               $    954       $   --      $    --     $    954
Written Options                     (430)          --           --         (430)
Futures^
     Unrealized Appreciation          15           --           --           15
                                --------       ------      -------     --------
Total Other Financial
 Instruments                    $    539       $   --      $    --     $    539
                                ========       ======      =======     ========

^ Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

The open futures contracts held by the Fund at December 31, 2014, are as follows:

                                                  NUMBER OF                   UNREALIZED
                                                  CONTRACTS     EXPIRATION   APPRECIATION
COUNTERPARTY               TYPE OF CONTRACT      LONG (SHORT)      DATE          (000)
-----------------------------------------------------------------------------------------
Interactive Brokers LLC    S&P 500 Index EMINI      (12)         Mar-2015       $   15
                                                                                ======

For the period ended December 31, 2014, the total amount of open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

     Percentages are based on Net Assets of $9,782 (000).
*    Non-income producing security.
(a) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(b) Pledged as collateral for open options contracts in the total amount of $3,000 (000).

CBOE -- Chicago Board Options Exchange
LLC -- Limited Liability Company
S&P -- Standard & Poor's
SPDR -- Standard & Poor's Depositary Receipt

+ For federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

--------------------------------------------------------------------------------
[LOGO] RIVERPARK                                RIVERPARK STRUCTURAL ALPHA FUND
       FUNDS                                    DECEMBER 31, 2014 (UNAUDITED)
--------------------------------------------------------------------------------

++ At December 31, 2014, the tax basis cost and premiums received of the Fund's options was $59 (000) and the unrealized appreciation and depreciation were $667 (000) and ($202) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

RPF-QH-001-0900

--------------------------------------------------------------------------------
[LOGO] RIVERPARK                                RIVERPARK STRATEGIC INCOME FUND
       FUNDS                                    DECEMBER 31, 2014 (UNAUDITED)
--------------------------------------------------------------------------------
                                               FACE AMOUNT
DESCRIPTION                                       (000)           VALUE (000)
--------------------------------------------------------------------------------
Schedule of Investments

Corporate Obligations -- 75.6%
  Consumer Discretionary -- 14.0%
    American Achievement
       10.875%, 04/15/16 (a)                    $   5,385         $    5,170
    American Media
       11.500%, 12/15/17                            6,278              6,247
    Brightstar
       9.500%, 12/01/16 (a)                         8,077              8,491
    Caesars Entertainment Resort
      Properties
       8.000%, 10/01/20 (a)                         4,504              4,436
    Cambium Learning Group
       9.750%, 02/15/17                             9,051              8,961
    CCO Holdings
       7.250%, 10/30/17                             5,759              5,999
    Express
       8.750%, 03/01/18                             4,869              5,027
    HT Intermediate Holdings
       12.000%, 05/15/19 (a)                        5,799              5,944
    LBI Media
       10.000%, 04/15/19 (a)                       14,410             15,058
    Postmedia Network
       12.500%, 07/15/18                            9,563             10,065
                                                                  ----------
                                                                      75,398
                                                                  ----------
  Consumer Staples -- 7.6%
    Carolina Beverage Group
       10.625%, 08/01/18 (a)                        5,802              5,773
    Safeway
       4.750%, 12/01/21                             7,550              7,655
    Simmons Foods
       7.875%, 10/01/21 (a)                         6,043              5,952
    Southern States Cooperative
       10.000%, 08/15/21 (a)                       13,158             11,316
    US Foods
       8.500%, 06/30/19                             9,701             10,293
                                                                  ----------
                                                                      40,989
                                                                  ----------
  Energy -- 1.5%
    Drill Rigs Holdings
       6.500%, 10/01/17 (a)                           490                409
    Express Pipeline
       7.390%, 12/31/17 (a)                         1,609              1,734
    Sanjel
       7.500%, 06/19/19 (a)                         2,700              2,029
    US Shale Solutions
       12.500%, 09/01/17 (a)                        3,473              2,709
    Westmoreland Coal
       8.750%, 01/01/22 (a)                         1,415              1,397
                                                                  ----------
                                                                       8,278
                                                                  ----------
  Financials -- 6.3%
    Fifth Street Finance
       4.875%, 03/01/19                               500                511



--------------------------------------------------------------------------------
                                               FACE AMOUNT
DESCRIPTION                                       (000)           VALUE (000)
--------------------------------------------------------------------------------
    Hunt
       9.625%, 03/01/21 (a)                      $ 14,665         $   15,032
    Lender Processing Services
       5.750%, 04/15/23                             9,500             10,023
    Prospect Capital
       5.750%, 03/15/18                             5,000              4,956
    Toll Road Investors Partnership
       4.754%, 02/15/45 (a) (b)                     2,045                419
    Toll Road Investors Partnership II
       6.413%, 02/15/25 (a) (b)                     5,700              3,029
                                                                  ----------
                                                                      33,970
                                                                  ----------
  Health Care -- 4.2%
    HCA
       6.375%, 01/15/15                            15,000             15,037
    Prospect Medical Holdings
       8.375%, 05/01/19 (a)                         6,907              7,408
                                                                  ----------
                                                                      22,445
                                                                  ----------
  Industrials -- 15.3%
    Acuity Brands Lighting
       6.000%, 12/15/19                             1,000              1,110
    Ahern Rentals
       9.500%, 06/15/18 (a)                         3,992              4,152
    Alliant Techsystems
       6.875%, 09/15/20                             5,608              6,001
    America West Airlines Pass-Through
      Trust, Ser 2000-1
       8.057%, 07/02/20                               695                789
    Continental Airlines Pass-Through
      Trust Ser 1999-2, Cl C2
       6.236%, 03/15/20                               724                772
    Continental Airlines Pass-Through
      Trust Ser 2000-2, Cl A1
       7.707%, 04/02/21                             3,943              4,424
    Continental Airlines Pass-Through
      Trust, Ser 2007-1, Cl A
       5.983%, 04/19/22                               206                226
    Dispensing Dynamics International
       12.500%, 01/01/18 (a)                       13,377             13,979
    Hyva Global
       8.625%, 03/24/16 (a)                         6,553              6,487
    Jac Holding
       11.500%, 10/01/19 (a)                        1,945              1,994
    Northwest Airlines Pass-Through
      Trust, Ser 2007-1, Cl A
       7.027%, 11/01/19                             2,779              3,154
    PaperWorks Industries
       9.500%, 08/15/19 (a)                         3,000              3,011
    Quad
       7.000%, 05/01/22 (a)                         9,240              8,778
    SITEL
       11.000%, 08/01/17 (a)                          295                295
    Tempel Steel
       12.000%, 08/15/16 (a)                        6,694              6,326
    Textron
       6.200%, 03/15/15                             1,686              1,703

--------------------------------------------------------------------------------
[LOGO] RIVERPARK                                RIVERPARK STRATEGIC INCOME FUND
       FUNDS                                    DECEMBER 31, 2014 (UNAUDITED)
--------------------------------------------------------------------------------
                                               FACE AMOUNT
DESCRIPTION                                       (000)           VALUE (000)
--------------------------------------------------------------------------------
    VWR Funding
       7.250%, 09/15/17                        $   10,838         $   11,366
    Waste Italia
       10.500%, 11/15/19 (a)                        7,000              7,835
                                                                  ----------
                                                                      82,402
                                                                  ----------
  Information Technology -- 4.9%
    Brocade Communications Systems
       6.875%, 01/15/20                             8,363              8,666
    Fidelity National Information
      Services
       5.000%, 03/15/22                             3,925              4,167
    Fiserv
       3.500%, 10/01/22                             3,275              3,313
    Leidos
       7.125%, 07/01/32                             9,333             10,095
                                                                  ----------
                                                                      26,241
                                                                  ----------
  Materials -- 11.2%
    American Piping Products
       12.875%, 11/15/17 (a)                        4,150              4,420
    Beverage Packaging Holdings
      Luxembourg II
       5.625%, 12/15/16 (a)                         9,670              9,501
    Hardwoods Acquisition
       7.500%, 08/01/21 (a)                         4,755              4,708
    Hexion US Finance
       8.875%, 02/01/18                               528                471
    Lansing Trade Group
       9.250%, 02/15/19 (a)                        12,681             11,920
    Optima Specialty Steel
       12.500%, 12/15/16 (a)                        7,890              8,235
    Packaging Dynamics
       8.750%, 02/01/16 (a)                         7,485              7,522
    Verso Paper Holdings
       11.750%, 01/15/19                           13,389             13,523
                                                                  ----------
                                                                      60,300
                                                                  ----------
  Telecommunication Services -- 10.6%
    Cogent Communications Holdings
       8.375%, 02/15/18 (a)                         3,623              3,804
    Cox Communications
       5.500%, 10/01/15                            13,000             13,443
    Goodman Networks
       12.125%, 07/01/18                           11,740             12,327
    HC2 Holdings
       11.000%, 12/01/19 (a)                        7,679              7,564
    Qwest
       6.750%, 12/01/21                             5,000              5,790
    SBA Tower Trust
       3.598%, 04/15/18 (a)                         5,840              5,868


--------------------------------------------------------------------------------
                                               FACE AMOUNT
                                               (000)/NUMBER
DESCRIPTION                                    OF WARRANTS        VALUE (000)
--------------------------------------------------------------------------------
    Telesat Canada
       6.000%, 05/15/17 (a)                     $   7,924         $    8,086
                                                                  ----------
                                                                      56,882
                                                                  ----------
Total Corporate Obligations
  (Cost $415,124) (000)                                              406,905
                                                                  ----------
Asset-Backed Securities -- 3.8%
  Other Asset-Backed Securities -- 3.8%
    Applebee's, Ser 2014-1, Cl A2
       4.277%, 09/05/44 (a)                         2,500              2,512
    Countrywide Asset-Backed
      Certificates, Ser 2006-SPS1, Cl A
       0.390%, 12/25/25 (c)                           188                500
    Countrywide Asset-Backed
      Certificates, Ser 2006-SPS2, Cl A
       0.490%, 05/25/26 (c)                           535              1,113
    Master Asset Vehicle II, Ser 2009-
      2U, Cl A1
       0.000%, 07/15/56 (c)                        17,829             16,492
                                                                  ----------
Total Asset-Backed Securities
  (Cost $20,304) (000)                                                20,617
                                                                  ----------
Commercial Paper -- 1.9%
    Ford Motor Credit
       0.631%, 01/13/15 (b)
         (Cost $9,998) (000)                       10,000              9,998
                                                                  ----------
Convertible Bond -- 0.3%
    TeleCommunication Systems
       7.750%, 06/30/18
         (Cost $1,542) (000)                        1,561              1,475
                                                                  ----------
Warrants -- 0.0%
    Lee Enterprises*
      (Cost $--) (000)                             96,200                149
                                                                  ----------
Bank Loan Obligations -- 12.1%
    Alvogen Lux Holdings
       0.000%, 06/13/15 (d)                         8,400              8,400
    Armored Autogroup
       6.000%, 11/05/16                             3,183              3,168
    Eastman Kodak
       10.750%, 09/03/20                            1,600              1,584
    Energy Future Holdings
       4.250%, 06/19/16                             9,200              9,195
       0.000%, 06/19/16 (d)                         2,200              2,199
    Hampton Rubber
       9.000%, 03/27/22                             9,787              8,808
    Lee Enterprises
       12.000%, 12/15/22                            2,405              2,549
       7.250%, 03/31/19                             3,620              3,584

--------------------------------------------------------------------------------
[LOGO] RIVERPARK                                RIVERPARK STRATEGIC INCOME FUND
       FUNDS                                    DECEMBER 31, 2014 (UNAUDITED)
--------------------------------------------------------------------------------
                                               FACE AMOUNT
DESCRIPTION                                       (000)           VALUE (000)
--------------------------------------------------------------------------------
    Marsico Holdings
       11.419%, 12/31/22 (b) (d)                $   7,932         $    1,804
       5.250%, 12/31/22                             5,964              1,357
       5.188%, 12/31/22                             2,364                538
    Maueser-Werke
       8.250%, 07/31/22                             6,825              6,633
    Radio One
       7.500%, 03/31/16                             3,461              3,426
    Vertellus Specialties
       10.500%, 10/29/19 (c)                       12,020             11,599
                                                                  ----------
Total Bank Loan Obligations
  (Cost $68,959) (000)                                                64,844
                                                                  ----------
Time Deposit -- 6.2%
    Brown Brothers Harriman,
      0.030%, 01/02/15
       (Cost $33,600) (000)                        33,600             33,600
                                                                  ----------
Total Investments -- 99.9%
  (Cost $549,527) (000) +                                         $  537,588
                                                                  ==========

A list of the open forward foreign currency contracts held by the Fund at December 31, 2014 is as follows:

                                                                  UNREALIZED
                  SETTLEMENT    CURRENCY TO     CURRENCY TO      APPRECIATION
COUNTERPARTY         DATE      DELIVER (000)    RECEIVE (000)        (000)
--------------------------------------------------------------------------------
Brown Brothers
Harriman           1/9/15     EUR     6,461     USD    8,009      $     191
                                                                  =========

The following is a list of the inputs used as of December 31, 2014 in valuing the Fund's investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

INVESTMENTS IN SECURITIES        LEVEL 1      LEVEL 2      LEVEL 3      TOTAL
--------------------------------------------------------------------------------
 Corporate Obligations          $     --     $406,905     $     --     $406,905
 Asset-Backed Securities              --       20,617           --       20,617
 Commercial Paper                     --        9,998           --        9,998
 Convertible Bond                     --        1,475           --        1,475
 Warrants                             --          149           --          149
 Bank Loan Obligations                --       64,844           --       64,844
 Time Deposit                     33,600           --           --       33,600
                                --------     --------      -------     --------
Total Investments in
Securities                      $ 33,600     $503,988      $    --     $537,588
                                ========     ========      =======     ========

OTHER FINANCIAL INSTRUMENTS      LEVEL 1      LEVEL 2      LEVEL 3      TOTAL
--------------------------------------------------------------------------------
Forwards**
  Unrealized Appreciation       $     --     $    191      $    --     $    191
                                --------     --------      -------     --------
Total Other Financial
Instruments                     $     --     $    191      $    --     $    191
                                ========     ========      =======     ========

** Forward contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $537,934 (000).
*    Non-income producing security.
(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(c) Variable rate security - Rate disclosed is the rate in effect on December 31, 2014.
(d)  Unsettled bank loan. Interest rate not available as of December 31, 2014.

Cl -- Class
EUR -- Euro
Ser -- Series
USD -- United States Dollar

+ At December 31, 2014, the tax basis cost of the Fund's investments was $549,527 (000) and the unrealized appreciation and depreciation were $1,669
     (000) and ($13,608) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



RPF-QH-001-0900

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a -2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverPark Funds Trust

By (Signature and Title)*               /s/ Morty Schaja
                                        ----------------------------------------
                                        Morty Schaja
                                        President

Date: February 27, 2015


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Morty Schaja
                                        ----------------------------------------
                                        Morty Schaja
                                        President
Date: February 27, 2015


By (Signature and Title)*               /s/ Rami Abdel-Rahman
                                        ----------------------------------------
                                        Rami Abdel-Rahman
                                        Chief Financial Officer and Treasurer

Date February 27, 2015


* Print the name and title of each signing officer under his or her signature.